Summary of significant accounting policies - Additional Information (Details) - USD ($)		1 Months Ended			12 Months Ended
	Mar. 31, 2022	Sep. 30, 2023	Jan. 31, 2023	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Loss for the year				$ (13,629,122)	$ 123,579,448	$ 141,489,397	$ 29,725,202
Accumulated Deficit					(332,562,780)	(216,066,255)
Negative operating cash flows					(117,460,525)	(62,134,740)	(30,545,848)
Proceeds from issuance of convertible notes					26,336,000	$ 73,206,415
Proceeds from Reverse Recapitalization Transaction	$ 53,200,000
Proceeds from Sale of Shares to PIPE Investors	$ 111,500,000
Gross proceeds from issuance of shares					$ 60,787,038		$ 26,377,572
Minimum | Brand names
Summary of significant accounting policies
Estimated Useful Life of Intangible Assets with Finite Lives					3 years
Maximum | Brand names
Summary of significant accounting policies
Estimated Useful Life of Intangible Assets with Finite Lives					10 years
Class A Ordinary Shares
Summary of significant accounting policies
Gross proceeds from issuance of shares					$ 28,000,000
Volt Line BV [Member] | Disposal of major subsidiary
Summary of significant accounting policies
Sale consideration			$ 5,000,000
Urbvan Mobility Ltd.
Summary of significant accounting policies
Sale of purchase price for entity		$ 12,000,000
Sale of entity net of selling costs		9,600,000
Urbvan Mobility Ltd. | Disposal of major subsidiary
Summary of significant accounting policies
Sale consideration		$ 12,000,000